ACQUISITION OF DYNAMIC INDONESIA HOLDINGS LIMITED (Tables) - Seamless Group Inc [Member]	12 Months Ended
Dec. 31, 2022
SCHEDULE OF PURCHASE PRICE OF ACQUISITION

The allocation of the purchase price as of the date of acquisition is summarized as follows:

US$
Net assets acquired (i)	(1,510,899)
Goodwill (Note 3) (ii)	7,771,855
Non-controlling interests (iii)	(3,931,441)
Total	2,329,515

Total purchase price is comprised of:
Cash consideration	200,000
Fair value of previously held equity interests	2,129,515
2,329,515

SCHEDULE OF ACQUISITION OF CONSOLIDATED STATEMENTS OF OPERATIONS

The following amounts of the acquiree since the acquisition date are included in the December 2022 consolidated statement of operations. Comparable information for 2021 is not available.

2022
US$
Revenue	10,110,839
Loss after tax	(498,424)

SCHEDULE OF RELATED PARTY TRANSACTIONS

	Years ended December 31,
	2022	2021
	US$	US$
Sino Dynamic Solutions Limited
Purchase of intangible assets	-	3,599,144
Support and maintenance costs	919,404	926,156

A Pay-Out Support Agreement (the “Agreement”) between Ripple Services, Inc. and Tranglo was entered into on March 10, 2021. According to the Agreement, Tranglo agreed to integrate with RippleNet and On Demand Liquidity (collectively the Ripple Solution) which are developed by Ripple for facilitating cross-border payments, and act as the service provider of Ripple. Under the Agreement, Tranglo’s remittance partners can choose to adopt the use of XRP provided by On-Demand Liquidity facility for prefunding purposes. Both Ripple and Tranglo agreed to make use of the Programmatic Liquidation system for liquidation of XRP as received by Tranglo for prefunding purposes into USD or other fiat currencies. Under the Agreement, Ripple guarantees that Tranglo will receive the agreed amount of fiat currencies from the liquidation of XRP on every agreed XRP prefunding arrangement, and that any shortfall in the liquidation process will be covered by Ripple. In exchnage, Tranglo has to offer certain discounts on transaction fees and foreign exchange fees for the remittance partners who adopt the On-Demand Liquidity services of Ripple Solution and use XRP for prefunding transactions.

The total dollar value of the ODL remittance partner transactions related to the XRP that was drawn down in the prefunding arrangements for the years ended December 31, 2022 and 2021 are approximately $721.1 million and $49.1 million, respectively. Revenues for Tranglo generated from the ODL remittance for the years ended December 31, 2022 and 2021 are approximately $2.3 million and $0.3 million, respectively. Amounts settled to Ripple for the years ended December 31, 2022 and 2021 are approximately $738.6 million and $44.5 million, respectively. ODL balance with Ripple has been disclosed in the related party balance note below.

SCHEDULE OF RELATED PARTY TRANSACTIONS

	December 31,
	2022	2021
	US$	US$
Amounts due from related parties
PT Walletku Indompet Indonesia	-	1,280,488
Sino Dynamic Solutions Limited	4,382,762	965,843
Others	100,466	644,955
	4,483,228	2,891,286

Amounts due to related parties
Regal Planet Limited	49,079,276	47,545,616
Sino Dynamic Solutions Limited	1,245,564
Mr. Alexander Kong	114,508	1,669,823
Ripple Lab Inc.	32,310,978
Others	1,006,991	2,949,956
	83,757,317	52,165,395